Earnings Per Common Share - Summary of Computation of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income available to common shareholders	$ 81,012	$ 83,957	$ 76,869
Denominator:
Weighted-average common shares outstanding	15,364,281	15,394,971	15,412,365
Effect of dilutive securities – performance based restricted stock units	40,459	18,861	0
Earnings per common share:	15,404,740	15,413,832	15,412,365
Earnings per common share:
Basic earnings per common share	$ 5.27	$ 5.45	$ 4.99
Diluted earnings per common share	$ 5.26	$ 5.45	$ 4.99